Employee Benefit Plans (Schedule Of Amounts Recognized In Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Other noncurrent liabilities	$ (1,503)	$ (1,808)
Accumulated other comprehensive net loss	(131)	(151)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities	(5)	(5)
Other noncurrent liabilities	(705)	(863)
Net liability recognized	(710)	(868)
Other noncurrent assets	21	12
Net loss (gain)	355	556
Net regulatory assets recognized	355	556
Net assets recognized	376	568
Accumulated other comprehensive net loss	93	108
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities	(12)	(14)
Other noncurrent liabilities	(703)	(854)
Net liability recognized	(715)	(868)
Net loss (gain)	(27)	132
Prior service credit		(16)
Net regulatory assets recognized	(27)	116
Net assets recognized	(27)	116
Accumulated other comprehensive net loss	$ 3	$ 3